Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	10/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/16/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$269,374,976.74	$33,159,006.79	$236,215,969.95	0.402549	Sep-25
Class A-2b Notes	$58,024,875.68	$7,142,635.41	$50,882,240.27	0.402549	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,176,309,852.42	$40,301,642.20	$1,136,008,210.22

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,279,448,471.49	$1,235,123,649.31	0.597641
YSOC Amount	$98,390,834.78	$94,367,654.80
Adjusted Pool Balance	$1,181,057,636.71	$1,140,755,994.51
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$269,374,976.74	3.74000%	30/360	$839,552.01
Class A-2b Notes	$58,024,875.68	5.97031%	ACT/360	$288,688.75
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,176,309,852.42			$3,774,619.01

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,279,448,471.49	$1,235,123,649.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,181,057,636.71	$1,140,755,994.51
Number of Receivables Outstanding	72,428	71,474
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	45	44

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,739,977.06
Principal Collections	$44,013,049.65
Liquidation Proceeds	$109,206.81
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$47,862,233.52
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$47,862,233.52

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,066,207.06	$1,066,207.06	$—	$—	$46,796,026.46
Interest - Class A-1 Notes	$—	$—	$—	$—	$46,796,026.46
Interest - Class A-2a Notes	$839,552.01	$839,552.01	$—	$—	$45,956,474.45
Interest - Class A-2b Notes	$288,688.75	$288,688.75	$—	$—	$45,667,785.70
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$43,740,795.70
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$43,248,457.45
First Allocation of Principal	$—	$—	$—	$—	$43,248,457.45
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$43,180,849.12
Second Allocation of Principal	$—	$—	$—	$—	$43,180,849.12
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$43,106,907.45
Third Allocation of Principal	$16,553,857.91	$16,553,857.91	$—	$—	$26,553,049.54
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,467,549.54
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,467,549.54
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,467,549.54
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,719,765.25
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,719,765.25
Remaining Funds to Certificates	$2,719,765.25	$2,719,765.25	$—	$—	$—
Total	$47,862,233.52	$47,862,233.52	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$98,390,834.78
Increase/(Decrease)	$(4,023,179.98)
Ending YSOC Amount	$94,367,654.80

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,181,057,636.71	$1,140,755,994.51
Note Balance	$1,176,309,852.42	$1,136,008,210.22
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	33	$311,772.53
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	98	$109,206.81
Monthly Net Losses (Liquidation Proceeds)			$202,565.72
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.13%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$2,893,840.29
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	129	$2,758,982.61
60-89 Days Delinquent	0.08%	44	$961,065.24
90-119 Days Delinquent	0.01%	8	$179,084.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.32%	181	$3,899,132.03

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$159,397.42
Total Repossessed Inventory		15	$325,499.34

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		52	$1,140,149.42
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.09%
Current Collection Period			0.09%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.14	0.09%	50	0.07%